Loans and borrowings - Breakdown by type of interest rate and currency (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,239,139	$ 38,062,645
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	4,459,807	4,048,775
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	33,779,332	34,013,870
Fixed interest rate [member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	598,802	252,224
Fixed interest rate [member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	31,087,439	31,432,667
Floating interest rate | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	3,861,005	3,796,551
Floating interest rate | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,691,893	$ 2,581,203